COVER	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	POS AM
Registrant Name	INNVENTURE, INC.
Central Index Key	0002001557
Amendment Flag	true
Amendment Description	Innventure, Inc., a Delaware corporation, (“Innventure, the “Company” or “we”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-282971) on November 4, 2024, which was declared effective by the SEC on November 11, 2024 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to, among other things, include updated information with respect to the business and financial condition and results of operations of the Company, including audited financial statements as of December 31, 2024, as well as regarding certain disclosures in the Registration Statement and the selling securityholders named in the prospectus, including the number of shares of Common Stock being offered by the selling securityholders to reflect sales or other dispositions of such securities by the selling securityholders since the filing of the Registration Statement and additional updates related to the selling securityholders.The information included in this filing amends the Registration Statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.